PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

On December 2, 2024, the Company entered into a Contract of Sale (the “Contract of Sale”) with DWM Properties LLC (“DWM”), KPAJ, LLC and Oceana Salvage Properties, L.L.C. (collectively, the “Sellers”), in each case, an entity affiliated with Danny Meeks, the Company’s Chief Executive Officer, pursuant to which the Company agreed to purchase the Premises (as defined in the Contract of Sale) held by the Sellers for an aggregate purchase price of $15,000,000, to be allocated among the seven parcels comprising the Premises and the Licenses and Permits (as defined in the Contract of Sale), as more fully described in the Contract of Sale. The transaction closed on December 2, 2024.

The purchase price is paid by (i) the issuance of an aggregate of 450,000 shares of Series A-1 Preferred Stock of the Company, par value $0.001 per share (the “Preferred Stock”), to the Sellers at an aggregate valuation of $3,300,084 and (ii) the issuance of a promissory note payable to DWM (the “DWM Note”) in the aggregate principal amount of $11,699,916. The DWM Note bears interest at a rate of 10% per annum, and is payable in equal installments of $2,983,309 on each of December 31, 2024, January 31, 2025, February 28, 2025 and March 31, 2025 (each, a “Payment Date”); provided, that if payment on a Payment Date would cause the Company’s cash balance to be less than $3,000,000, then such Payment Date and each subsequent Payment Date shall be extended by 30 days. The Company shall make all payments owed under the DWM Note within 12 months from the date of issuance. In addition, if the Company exercises a 30 day extension of any payment, the Company is required to furnish to DWM such financial information and data as DWM may reasonably request to confirm the Company’s cash balance. The note was extended to March 31, 2026, and then further extended to June 30, 2026, and then further extended to July 31, 2026. Subsequent to June 30, 2026, the note was further extended to September 15, 2026.

Property and equipment as of June 30, 2026 and December 31, 2025 is summarized as follows:

	June 30,	December 31,
	2026	2025
Machinery & Equipment	$19,904,507	$19,658,607
Furniture & Fixtures	6,128	6,128
Vehicles	21,613,488	21,742,353
Leaseholder Improvement	2,036,384	2,036,384
Land	3,641,579	3,641,579
Buildings	724,170	724,170
Subtotal	47,926,256	47,809,221

Less accumulated depreciation	(14,823,958)	(11,961,211)
Property and equipment, net	$33,102,298	$35,848,010

Depreciation expense for the three months ended June 30, 2026 and 2025 was $1,477,172 and $1,415,344 respectively. Depreciation expense for the six months ended June 30, 2026 and 2025 was $2,939,221 and $2,794,962, respectively.

During the six months ended June 30, 2026, the Company purchased $287,700 in property and equipment, consisting of $153,400 financed through the issuance of non-convertible notes payable, $69,300 in accounts payable, and $65,000 paid in cash. The Company received $90,000 in cash proceeds from the sale of property and equipment and recognized a net loss on disposal of $4,191.

During the six months ended June 30, 2025, the Company settled $3,302,469 in non-convertible notes payable via the disposal of property and equipment and purchased $6,126,989 in new property and equipment via the issuance of non-convertible notes payable. The Company also recognized a loss of assets of $49,188 and received cash of $152,000 on the sale of property and equipment.

NOTE 6 – PROPERTY AND EQUIPMENT

On December 2, 2024, the Company entered into a Contract of Sale (the “Contract of Sale”) with DWM Properties LLC (“DWM”), KPAJ, LLC and Oceana Salvage Properties, L.L.C. (collectively, the “Sellers”), in each case, an entity affiliated with Danny Meeks, the Company’s Chief Executive Officer, pursuant to which the Company agreed to purchase the Premises (as defined in the Contract of Sale) held by the Sellers for an aggregate purchase price of $15,000,000, to be allocated among the seven parcels comprising the Premises and the Licenses and Permits (as defined in the Contract of Sale), as more fully described in the Contract of Sale. The transaction closed on December 2, 2024.

The purchase price is paid by (i) the issuance of an aggregate of 450,000 shares of Series A-1 Preferred Stock of the Company, par value $0.001 per share (the “Preferred Stock”), to the Sellers at an aggregate valuation of $3,300,084 and (ii) the issuance of a promissory note payable to DWM (the “DWM Note”) in the aggregate principal amount of $11,699,916. The DWM Note bears interest at a rate of 10% per annum, and is payable in equal installments of $2,983,309 on each of December 31, 2024, January 31, 2025, February 28, 2025 and March 31, 2025 (each, a “Payment Date”); provided, that if payment on a Payment Date would cause the Company’s cash balance to be less than $3,000,000, then such Payment Date and each subsequent Payment Date shall be extended by 30 days. The Company shall make all payments owed under the DWM Note within 12 months from the date of issuance. In addition, if the Company exercises a 30 day extension of any payment, the Company is required to furnish to DWM such financial information and data as DWM may reasonably request to confirm the Company’s cash balance.

Property and equipment as of December 31, 2025 and 2024 is summarized as follows:

	December 31,	December 31,
	2025	2024
Machinery & Equipment	$19,658,607	$18,467,955
Furniture & Fixtures	6,128	6,128
Vehicles	21,742,353	20,679,716
Leaseholder Improvement	2,036,384	1,886,384
Land	3,641,579	3,641,579
Buildings	724,170	724,170
Subtotal	47,809,221	45,405,932
Less accumulated depreciation	(11,961,211)	(7,974,269)
Property and equipment, net	$35,848,010	$37,431,663

Depreciation expense for the years ended December 31, 2025 and 2024 was $5,706,278 and $4,379,393, respectively. Impairment of equipment for the years ended December 31, 2025 and 2024 was $0 and $439,086, respectively. Loss on assets for the years ended December 31, 2025 and 2024 was $0 and $12,338,550, respectively due to loss on a related-party asset purchase. Gain on assets for the years ended December 31, 2025 and 2024 was $202,466 and $0, respectively due to loss on a non related-party asset purchase. For the year ended December 31, 2024, the Company wrote off its fully depreciated equipment in the amount of $1,474,750 and also fully wrote off impaired equipment in the amount of $624,462. For the year ended December 31, 2025, the Company wrote off its fully depreciated equipment in the amount of $19,427.